Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 35,776	$ 52,986	$ 13,211
Issuance of common shares, net of transaction costs, amount			30,979
Exercise of deferred share units, amount			(9)
Balance	$ 18,196	$ 35,776	$ 52,986
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	4,855,876	4,855,876	2,507,145
Balance	$ 293,410	$ 293,410	$ 235,008
Issuance of common shares, net of transaction costs, shares			943,448
Issuance of common shares, net of transaction costs, amount			$ 29,082
Exercise of warrants, net of issuance costs upon exercise, shares			1,404,443
Exercise of warrants, net of issuance costs upon exercise, amount			$ 29,301
Exercise of deferred share units, shares			840
Exercise of deferred share units, amount			$ 19
Ending balance, shares	4,855,876	4,855,876	4,855,876
Balance	$ 293,410	$ 293,410	$ 293,410